Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communications Equipment (3.1%)
	Cisco Systems Inc.	23,144,636	1,076,226
*	Arista Networks Inc.	1,577,724	469,610
	Motorola Solutions Inc.	1,005,687	366,985
	Juniper Networks Inc.	2,730,126	97,384
*	F5 Inc.	512,109	86,531
*	Ciena Corp.	1,501,825	72,343
*	Lumentum Holdings Inc.	1,091,574	47,483
*	Calix Inc.	1,291,079	46,091
*	Viavi Solutions Inc.	4,875,582	36,664
*	NetScout Systems Inc.	1,554,344	31,926
*	Extreme Networks Inc.	2,822,547	31,471
*	Harmonic Inc.	2,329,095	28,485
*	Infinera Corp.	4,600,866	26,317
*	ViaSat Inc.	1,380,737	23,321
*	Digi International Inc.	802,692	19,554
*	Clearfield Inc.	288,150	11,025
	Adtran Holdings Inc.	1,657,935	9,202
*	NETGEAR Inc.	623,887	8,616
*	CommScope Holding Co. Inc.	4,700,283	6,768
*	Ribbon Communications Inc.	2,095,906	6,581
			2,502,583
Electronic Equipment, Instruments & Components (4.7%)
	Amphenol Corp. Class A	3,577,042	473,493
	TE Connectivity Ltd.	1,925,465	288,242
	Corning Inc.	5,465,042	203,627
	CDW Corp.	878,895	196,539
*	Keysight Technologies Inc.	1,181,292	163,585
*	Teledyne Technologies Inc.	340,480	135,154
*	Zebra Technologies Corp. Class A	396,020	123,693
*	Flex Ltd.	3,504,390	116,100
	Jabil Inc.	941,481	111,942
*	Trimble Inc.	1,914,357	106,591
	TD SYNNEX Corp.	716,286	93,719
*	Fabrinet	386,758	92,640
*	Coherent Corp.	1,446,577	82,542
	Cognex Corp.	1,745,661	79,463
*	Arrow Electronics Inc.	550,796	72,325
	Littelfuse Inc.	273,390	70,152
	Vontier Corp.	1,661,013	66,407
*	Novanta Inc.	402,338	65,243
	Badger Meter Inc.	334,034	64,455
*	Itron Inc.	590,581	63,517
	Avnet Inc.	1,159,277	63,297
*	Insight Enterprises Inc.	322,488	63,046
	Advanced Energy Industries Inc.	543,718	58,412
	Belden Inc.	605,533	57,943
*	Sanmina Corp.	840,809	57,629
*	Plexus Corp.	481,054	52,983
	Crane NXT Co.	804,541	50,863
	Vishay Intertechnology Inc.	2,151,145	50,832
*	IPG Photonics Corp.	540,852	46,908
*	OSI Systems Inc.	317,752	45,674
*	Rogers Corp.	368,064	43,432
*	ePlus Inc.	560,601	41,955
*	Mirion Technologies Inc.	3,832,950	41,626
*	TTM Technologies Inc.	2,222,613	41,341
	Napco Security Technologies Inc.	806,812	40,058
*	Knowles Corp.	1,970,085	34,516
	CTS Corp.	645,025	34,154

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
	Benchmark Electronics Inc.	781,840	33,674
*	PAR Technology Corp.	744,632	33,226
*	Arlo Technologies Inc.	1,993,765	28,331
*	ScanSource Inc.	548,669	26,023
	PC Connection Inc.	261,525	17,690
	Bel Fuse Inc. Class B	192,576	13,134
*	nLight Inc.	983,566	12,934
*	Kimball Electronics Inc.	550,964	12,628
*	Vishay Precision Group Inc.	271,205	9,159
*	SmartRent Inc.	3,829,660	9,038
	Methode Electronics Inc.	749,997	8,835
*,1	Ouster Inc.	722,058	8,448
*,1	Lightwave Logic Inc.	2,613,657	8,050
*	FARO Technologies Inc.	420,423	7,875
*	Evolv Technologies Holdings Inc.	2,354,343	6,733
	Bel Fuse Inc. Class A	63,036	5,415
*,1	MicroVision Inc.	4,210,569	4,968
*	908 Devices Inc.	567,828	3,577
*	Aeva Technologies Inc.	463,558	1,497
*	Focus Universal Inc.	131,366	31
			3,745,364
IT Services (4.8%)
	Accenture plc Class A	3,566,935	1,006,910
	International Business Machines Corp.	5,223,444	871,532
*	Snowflake Inc. Class A	1,851,408	252,125
	Cognizant Technology Solutions Corp. Class A	3,223,279	213,220
*	Gartner Inc.	500,062	209,861
*	GoDaddy Inc. Class A	1,015,432	141,785
*	Cloudflare Inc. Class A	2,078,582	140,699
*	VeriSign Inc.	686,808	119,724
*	MongoDB Inc.	489,782	115,618
*	Akamai Technologies Inc.	1,179,051	108,756
*	Okta Inc.	1,202,406	106,629
*	EPAM Systems Inc.	489,710	87,134
*	Twilio Inc. Class A	1,492,966	85,696
*	Kyndryl Holdings Inc.	2,832,934	75,385
*	Perficient Inc.	765,603	56,770
*	Squarespace Inc. Class A	1,163,120	51,177
*	DXC Technology Co.	3,071,337	47,759
*	DigitalOcean Holdings Inc.	1,195,113	44,279
*	Fastly Inc. Class A	2,796,726	21,926
*	Couchbase Inc.	864,348	19,595
	Hackett Group Inc.	543,650	12,129
*	Grid Dynamics Holdings Inc.	1,257,255	11,944
*	BigCommerce Holdings Inc. Series 1	1,434,240	11,818
*,1	Applied Digital Corp.	2,030,079	8,587
*	Thoughtworks Holding Inc.	2,476,109	6,834
*	Unisys Corp.	1,425,166	6,114
*,1	Tucows Inc. Class A	205,419	4,663
*	Rackspace Technology Inc.	1,197,120	2,346
			3,841,015
Professional Services (0.1%)
*	ASGN Inc.	590,114	55,418
Semiconductors & Semiconductor Equipment (34.0%)
	NVIDIA Corp.	10,244,279	11,231,110
	Broadcom Inc.	2,515,852	3,342,435
*	Advanced Micro Devices Inc.	9,192,467	1,534,223
	QUALCOMM Inc.	6,394,433	1,304,784
	Applied Materials Inc.	4,809,991	1,034,533
	Texas Instruments Inc.	5,212,579	1,016,505
	Micron Technology Inc.	6,456,648	807,081
	Intel Corp.	24,376,606	752,018
	Lam Research Corp.	768,087	716,195
	Analog Devices Inc.	2,900,450	680,127
	KLA Corp.	799,795	607,468
	NXP Semiconductors NV	1,561,710	424,941
	Marvell Technology Inc.	5,238,682	360,474
	Microchip Technology Inc.	3,349,242	325,647

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	313,865	230,889
*	ON Semiconductor Corp.	2,864,273	209,206
*	First Solar Inc.	736,325	200,104
	Teradyne Inc.	1,150,466	162,147
	Entegris Inc.	1,079,324	136,373
*	Enphase Energy Inc.	1,040,695	133,105
	Skyworks Solutions Inc.	1,236,076	114,535
*	Onto Innovation Inc.	444,011	96,217
*	Lattice Semiconductor Corp.	1,209,562	89,798
*	Qorvo Inc.	865,424	85,149
	MKS Instruments Inc.	625,207	79,145
	Universal Display Corp.	449,456	78,969
*	Cirrus Logic Inc.	667,188	76,526
*	MACOM Technology Solutions Holdings Inc.	641,091	64,840
*	Credo Technology Group Holding Ltd.	2,470,808	64,414
*	Impinj Inc.	393,085	64,336
*	Rambus Inc.	1,155,164	63,834
*	FormFactor Inc.	1,159,942	63,472
	Power Integrations Inc.	793,865	60,342
*	Axcelis Technologies Inc.	493,071	55,466
*	Synaptics Inc.	591,859	55,463
*	Silicon Laboratories Inc.	436,341	55,053
*	Semtech Corp.	1,415,592	55,052
	Amkor Technology Inc.	1,669,348	54,404
*	Diodes Inc.	706,056	52,340
*	Wolfspeed Inc.	1,984,195	50,994
*	Ambarella Inc.	856,284	49,887
*	Veeco Instruments Inc.	1,222,602	49,699
*	Allegro MicroSystems Inc.	1,620,814	48,851
*	SolarEdge Technologies Inc.	992,003	48,598
	Kulicke & Soffa Industries Inc.	1,002,431	45,781
*	Ultra Clean Holdings Inc.	979,950	45,450
*	Sitime Corp.	370,264	45,106
*	Photronics Inc.	1,388,419	37,973
*	Cohu Inc.	1,033,006	33,304
*	MaxLinear Inc.	1,696,872	30,153
*	Ichor Holdings Ltd.	725,571	27,564
*	PDF Solutions Inc.	678,722	23,769
*	SMART Global Holdings Inc.	1,149,445	23,656
*	indie Semiconductor Inc. Class A	3,428,869	22,871
*	ACM Research Inc. Class A	986,808	21,315
*	Alpha & Omega Semiconductor Ltd.	523,744	15,351
*	Navitas Semiconductor Corp.	2,770,857	10,834
*	CEVA Inc.	522,509	10,408
*,1	Aehr Test Systems	608,049	6,999
*	Magnachip Semiconductor Corp.	859,624	4,324
			27,191,607
Software (35.2%)
	Microsoft Corp.	32,251,199	13,388,440
	Salesforce Inc.	5,524,745	1,295,221
*	Adobe Inc.	2,575,384	1,145,428
	Oracle Corp.	9,409,809	1,102,735
	Intuit Inc.	1,602,188	923,565
*	ServiceNow Inc.	1,174,207	771,372
*	Palo Alto Networks Inc.	1,727,126	509,347
*	Synopsys Inc.	897,286	503,198
*	Cadence Design Systems Inc.	1,608,264	460,462
*	Crowdstrike Holdings Inc. Class A	1,366,743	428,706
	Roper Technologies Inc.	647,625	345,029
*	Workday Inc. Class A	1,284,102	271,523
*	Autodesk Inc.	1,325,902	267,302
*	Palantir Technologies Inc. Class A	11,974,924	259,616
*	Fortinet Inc.	4,146,633	245,978
*	Fair Isaac Corp.	163,441	210,827
*	Datadog Inc. Class A	1,778,775	195,985
*	HubSpot Inc.	317,838	194,215
*	ANSYS Inc.	579,456	183,948
*,1	MicroStrategy Inc. Class A	117,158	178,606
*	Atlassian Corp. Class A	1,047,673	164,338

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	Tyler Technologies Inc.	308,751	148,312
*	PTC Inc.	835,938	147,326
*	AppLovin Corp. Class A	1,534,535	125,034
	Gen Digital Inc. (XNGS)	4,690,758	116,471
*	Zscaler Inc.	679,057	115,412
*	Zoom Video Communications Inc. Class A	1,875,569	115,047
*	Manhattan Associates Inc.	483,538	106,156
*	Nutanix Inc. Class A	1,910,562	105,683
*	Dynatrace Inc.	2,176,811	99,546
*	DocuSign Inc.	1,673,462	91,605
	Bentley Systems Inc. Class B	1,767,811	88,815
*	Elastic NV	790,032	82,203
*	Guidewire Software Inc.	714,793	81,429
*	SPS Commerce Inc.	391,123	73,566
*	Aspen Technology Inc.	314,495	66,248
*	Procore Technologies Inc.	985,213	66,137
*	Samsara Inc. Class A	1,941,567	65,877
*	HashiCorp Inc. Class A	1,920,521	64,491
*,1	Marathon Digital Holdings Inc.	3,274,029	63,909
*	Dropbox Inc. Class A	2,763,027	62,251
*	CommVault Systems Inc.	567,964	61,104
*	Qualys Inc.	430,546	60,543
*,1	C3.ai Inc. Class A	2,014,842	59,579
*	Altair Engineering Inc. Class A	681,634	59,527
*	Tenable Holdings Inc.	1,405,434	59,295
	Dolby Laboratories Inc. Class A	729,543	59,100
*	Bill Holdings Inc.	1,129,048	58,767
*	Varonis Systems Inc.	1,351,014	58,040
*	Appfolio Inc. Class A	251,941	57,523
*	Q2 Holdings Inc.	940,089	57,176
*	Smartsheet Inc. Class A	1,534,652	56,782
*	ACI Worldwide Inc.	1,573,598	56,665
*	Zeta Global Holdings Corp. Class A	3,452,292	56,376
*	Unity Software Inc.	3,082,688	56,321
*	Confluent Inc. Class A	2,159,422	56,080
*	Gitlab Inc. Class A	1,183,562	55,852
*	Box Inc. Class A	2,029,789	55,312
	InterDigital Inc.	462,515	52,667
*	Clearwater Analytics Holdings Inc. Class A	2,686,414	50,988
*	Workiva Inc.	661,147	50,888
*	CCC Intelligent Solutions Holdings Inc.	4,549,961	50,869
*	Blackbaud Inc.	647,740	50,485
*	RingCentral Inc. Class A	1,464,925	50,100
*	Teradata Corp.	1,535,466	50,072
*	UiPath Inc. Class A	4,056,599	49,734
*	SentinelOne Inc. Class A	2,938,342	49,452
*	JFrog Ltd.	1,519,697	48,889
*	Cleanspark Inc.	3,022,509	48,572
*	Alarm.com Holdings Inc.	738,634	48,314
*	Five9 Inc.	1,032,510	48,280
*	Agilysys Inc.	502,257	47,950
*	Envestnet Inc.	718,850	47,092
*	DoubleVerify Holdings Inc.	2,548,805	46,388
	Progress Software Corp.	878,749	44,509
*,1	Riot Platforms Inc.	4,539,093	44,211
	Pegasystems Inc.	761,783	43,772
*	Rapid7 Inc.	1,204,283	43,523
*	Blackline Inc.	911,969	43,519
*	Freshworks Inc. Class A	3,351,619	43,169
*	LiveRamp Holdings Inc.	1,369,378	42,848
*	nCino Inc.	1,377,352	42,051
*	Vertex Inc. Class A	1,232,522	40,735
*	Verint Systems Inc.	1,368,764	40,598
*	Braze Inc. Class A	1,076,561	40,532
*	Informatica Inc. Class A	1,401,302	40,428
*	NCR Voyix Corp.	3,006,523	39,626
*	Aurora Innovation Inc.	15,556,329	37,180
*	PagerDuty Inc.	1,935,889	36,724
*	Sprout Social Inc. Class A	1,091,762	35,646
*	Intapp Inc.	971,572	34,879

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
	Clear Secure Inc. Class A	1,944,449	32,842
*	Everbridge Inc.	864,405	30,047
*	Sprinklr Inc. Class A	2,652,975	29,740
*	Zuora Inc. Class A	2,886,247	29,295
*	Alkami Technology Inc.	1,061,141	29,107
*	Klaviyo Inc. Class A	1,270,049	28,754
*,1	SoundHound AI Inc. Class A	5,692,185	28,746
	Adeia Inc.	2,376,766	28,117
*	PowerSchool Holdings Inc. Class A	1,275,185	27,340
*	Matterport Inc.	6,138,766	27,011
*	PROS Holdings Inc.	872,171	25,712
*	Model N Inc.	821,848	24,565
*	Asana Inc. Class A	1,823,741	23,800
	A10 Networks Inc.	1,561,949	23,663
*	Appian Corp. Class A	786,628	22,332
*	AvePoint Inc.	2,432,225	21,939
*	N-Able Inc.	1,620,985	21,640
*	Jamf Holding Corp.	1,115,757	17,763
*	E2open Parent Holdings Inc.	3,732,654	17,394
*	Hut 8 Corp.	1,759,830	15,293
*	Amplitude Inc. Class A	1,648,047	14,701
*,1	Cipher Mining Inc.	3,899,634	14,468
	SolarWinds Corp.	1,103,329	12,777
*	Mitek Systems Inc.	1,011,021	12,688
*	Yext Inc.	2,338,753	11,811
*,1	Terawulf Inc.	4,972,278	10,840
*	SEMrush Holdings Inc. Class A	668,816	10,206
*	Olo Inc. Class A	2,212,656	10,134
*	Blend Labs Inc. Class A	3,402,961	9,358
*	MeridianLink Inc.	502,336	9,328
*	OneSpan Inc.	707,712	9,321
*,1	Digimarc Corp.	331,400	8,895
*	Xperi Inc.	874,343	7,703
*	Consensus Cloud Solutions Inc.	403,622	7,616
*	Enfusion Inc. Class A	783,345	7,371
	American Software Inc. Class A	678,131	6,958
*	Weave Communications Inc.	770,750	6,667
*	8x8 Inc.	2,304,272	6,291
*,1	NextNav Inc.	746,176	5,891
*	Telos Corp.	1,248,919	5,658
*	Domo Inc. Class B	702,450	4,678
*	Digital Turbine Inc.	1,913,766	3,617
*	ON24 Inc.	598,541	3,555
*	Cerence Inc.	914,309	3,145
*	CS Disco Inc.	535,846	3,135
*	Rimini Street Inc.	1,091,470	2,805
*	Expensify Inc. Class A	995,173	1,503
*	SecureWorks Corp. Class A	254,327	1,483
*,1	LivePerson Inc.	1,558,588	1,070
*,1	Veritone Inc.	615	2
			28,118,866
Technology Hardware, Storage & Peripherals (17.9%)
	Apple Inc.	66,040,415	12,696,270
*	Super Micro Computer Inc.	337,751	264,969
	Dell Technologies Inc. Class C	1,727,720	241,121
	HP Inc.	6,371,237	232,550
	NetApp Inc.	1,446,687	174,225
*	Western Digital Corp.	2,272,245	171,077
	Hewlett Packard Enterprise Co.	8,978,985	158,479
	Seagate Technology Holdings plc	1,464,679	136,567
*	Pure Storage Inc. Class A	2,249,551	135,625
	Xerox Holdings Corp.	2,591,136	36,431
*,1	IonQ Inc.	3,858,839	31,450
*	Diebold Nixdorf Inc.	288,329	12,614
*	Corsair Gaming Inc.	1,027,359	11,907

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	CPI Card Group Inc.	101,810	2,666
			14,305,951
Total Common Stocks (Cost $57,216,828)			79,760,804
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $295,593)	2,956,563	295,627
Total Investments (100.2%) (Cost $57,512,421)			80,056,431
Other Assets and Liabilities—Net (-0.2%)			(183,822)
Net Assets (100.0%)			79,872,609
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,020,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $243,728,000 was received for securities on loan, of which $243,668,000 is held in Vanguard Market Liquidity Fund and $60,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2024	149	55,401	(85)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Palo Alto Networks Inc.	8/30/24	BANA	44,237	(5.328)	—	(142)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $230,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a

Vanguard® Information Technology Index Fund
specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	79,760,804	—	—	79,760,804
Temporary Cash Investments	295,627	—	—	295,627
Total	80,056,431	—	—	80,056,431
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	85	—	—	85
Swap Contracts	—	142	—	142
Total	85	142	—	227
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.